Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Pursuit Attractions and Hospitality, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11015
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	1401 17th StreetSuite 1400
Entity Address, Address Line Two	1401 17th StreetSuite 1400
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	602
Local Phone Number	207-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.50 Par Value
Trading Symbol	PRSU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000884219